Segmental reporting	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segmental reporting	Segmental reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the Executive Committee, which is responsible for allocating resources and assessing performance of the operating segments, and has been identified as the chief operating decision maker. All transactions between business segments are conducted on an arm’s-length basis.
Income and expenses directly associated with each segment are included in determining business segment performance.
The Group presents its financial disclosures through the following segments:
•Barclays UK Corporate Bank: this division brings together lending, trade and working capital, liquidity, payments and FX solutions for UK corporate clients with an annual turnover from £6.5 million and higher, excluding those clients that form part of the FTSE 350, which are included within the IB.
•Barclays Private Bank and Wealth Management: this division serves UK and international private banking clients providing a range of investment, banking and lending products alongside expert advice. It also serves UK wealth management and UK digital investing clients offering a range of financial services.
•Barclays Investment Bank: this segment incorporates the Global Markets, Investment Banking and International
Corporate Banking businesses, serving FTSE 350, multinationals and financial institution clients that are regular users of Investment Bank services.
•Barclays US Consumer Bank: is a co-branded credit card issuer and financial services partner in the United States for travel, entertainment, retail and affinity institutions. It offers co-branded, small business and private label credit cards, instalment loans, online savings accounts and certificates of deposits.
The below tables also includes Head Office, which comprises central support, central treasury operations and legacy businesses. In addition to these elements, Head Office  also includes the Payment Acceptance business.

Analysis of results by business

For the year ended 31 December 2025	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
	£m	£m	£m	£m	£m	£m
Net interest income	1,532	834	1,653	2,849	426	7,294
Non-interest income	593	584	11,677	859	(80)	13,633
Total income	2,125	1,418	13,330	3,708	346	20,927
Of which inter-segmental income/(expense)	1,903	1,864	(3,483)	(6)	(278)	—
Operating costs	(1,071)	(1,040)	(8,187)	(1,666)	(629)	(12,593)
UK regulatory levies	(29)	(10)	(181)	—	(8)	(228)
Litigation and conduct	(39)	(9)	(28)	(8)	(200)	(284)
Total operating expenses	(1,139)	(1,059)	(8,396)	(1,674)	(837)	(13,105)
Other net expenses[1]	—	—	—	—	(13)	(13)
Profit/(loss) before impairment	986	359	4,934	2,034	(504)	7,809
Credit impairment (charges)/releases	(37)	8	(305)	(1,521)	(11)	(1,866)
Profit/(loss) before tax	949	367	4,629	513	(515)	5,943
Total assets (£bn)	71.4	41.9	1,082.0	34.3	15.9	1,245.5
Total liabilities (£bn)	104.3	80.4	968.1	25.4	5.0	1,183.2
Number of employees (full time equivalent)						22,300
Average number of employees (full time equivalent)						22,300
Average number of employees (headcount)						22,400
Note
1Other net expenses represents the share of post-tax results of associates and joint ventures, and profit (or loss) on disposal of subsidiaries.

For the year ended 31 December 2024	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
	£m	£m	£m	£m	£m	£m
Net interest income	1,266	796	1,413	2,687	583	6,745
Non-interest income	590	545	10,779	664	(286)	12,292
Total income	1,856	1,341	12,192	3,351	297	19,037
Of which inter-segmental income/(expense)	2,410	2,167	(3,815)	(8)	(754)	—
Operating costs	(1,008)	(953)	(7,889)	(1,637)	(758)	(12,245)
UK regulatory levies	(37)	(9)	(187)	—	(9)	(242)
Litigation and conduct	(1)	—	(55)	(13)	(117)	(186)
Total operating expenses	(1,046)	(962)	(8,131)	(1,650)	(884)	(12,673)
Other net expenses[1]	—	—	—	—	—	—
Profit/(loss) before impairment	810	379	4,061	1,701	(587)	6,364
Credit impairment (charges)/releases	(76)	(6)	(123)	(1,293)	(119)	(1,617)
Profit/(loss) before tax	734	373	3,938	408	(706)	4,747
Total assets (£bn)	61.3	34.1	1,061.8	34.9	26.4	1,218.5
Total liabilities (£bn)	94.7	75.0	955.6	24.5	9.5	1,159.3
Number of employees (full time equivalent)						23,000
Average number of employees (full time equivalent)						23,400
Average number of employees (headcount)						23,500

For the year ended 31 December 2023	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
	£m	£m	£m	£m	£m	£m
Net interest income	1,241	792	1,705	2,616	299	6,653
Non-interest income	620	443	9,717	665	170	11,615
Total income	1,861	1,235	11,422	3,281	469	18,268
Of which inter-segmental income/(expense)	1,576	1,726	(2,650)	(6)	(646)	—
Operating costs	(977)	(830)	(7,847)	(1,669)	(947)	(12,270)
UK regulatory levies	(8)	(4)	(123)	—	(14)	(149)
Litigation and conduct	1	2	5	(6)	(46)	(44)
Total operating expenses	(984)	(832)	(7,965)	(1,675)	(1,007)	(12,463)
Other net expenses[1]	(3)	—	1	(1)	(1)	(4)
Profit/(loss) before impairment	874	403	3,458	1,605	(539)	5,801
Credit impairment (charges)/releases	27	(4)	(102)	(1,438)	(61)	(1,578)
Profit/(loss) before tax	901	399	3,356	167	(600)	4,223
Total assets (£bn)	61.6	32.1	1,027.6	33.4	30.5	1,185.2
Total liabilities (£bn)	86.8	61.0	948.9	21.2	6.8	1,124.7
Number of employees (full time equivalent)						23,900
Average number of employees (full time equivalent)						23,800
Average number of employees (headcount)						24,000
Note
1Other net expenses represents the share of post-tax results of associates and joint ventures, and profit (or loss) on disposal of subsidiaries, associates and joint ventures.
Inter-segmental income/(expense) refers to the internal charging of revenues between different business segments, reflecting how resources such as funding, capital, or services are utilised across the Barclays Bank Group. Segments which operate with a net customer deposit position contribute surplus deposits as a funding source for other Barclays Bank Group segment activities.

Income by geographic region[1]
	2025	2024	2023
For the year ended 31 December	£m	£m	£m
United Kingdom	7,471	6,075	6,095
Americas	9,652	8,864	8,200
Europe	2,265	2,749	2,513
Asia	1,453	1,267	1,373
Africa and Middle East	86	82	87
Total	20,927	19,037	18,268

Income from individual countries which represent more than 5% of total income
	2025	2024	2023
For the year ended 31 December	£m	£m	£m
United Kingdom	7,471	6,075	6,095
United States	9,498	8,702	8,013
Note
1 The geographical analysis is based on the location of the office where the transactions are recorded.